Performance Management - MRP SynthEquity(R) Nasdaq 100 ETF	Jul. 02, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.synthequityfunds.com/SNTQ.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	www.synthequityfunds.com/SNTQ